Sohu.com Limited Shareholders' Equity (Sohu's 2018 Share Incentive Plan, Share Option Activity) (Details) - Sohu.com Limited [Member] - Sohu 2018 Share Incentive Plan [Member] - Share Options [Member]
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance | shares	223
Number of Shares, Granted | shares	147
Number of Shares, Exercised | shares	(328)
Number of Shares, Forfeited or expired | shares	0
Number of Shares, Outstanding, Ending balance | shares	42
Number of Shares, Vested, Ending balance | shares	42
Number of Shares, Exercisable, Ending balance | shares	42
Weighted Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 0.001
Weighted Average Exercise Price, Granted | $ / shares	0.001
Weighted Average Exercise Price, Exercised | $ / shares	0.001
Weighted Average Exercise Price, Outstanding, Ending balance | $ / shares	0.001
Weighted Average Exercise Price, Vested, Ending balance | $ / shares	0.001
Weighted Average Exercise Price, Exercisable, Ending balance | $ / shares	$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance	6 years 6 months 22 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance	6 years 6 months 22 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance	6 years 6 months 22 days
Aggregate Intrinsic Value, Outstanding, Ending balance | $	$ 736	[1]
Aggregate Intrinsic Value, Vested, Ending balance | $	736	[1]
Aggregate Intrinsic Value, Exercisable, Ending balance | $	$ 736	[1]
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price | $ / shares	$ 17.42

[1]	The aggregated intrinsic value in the preceding table represents the difference between Sohu's closing ADS price of $17.42 on December 31, 2018 and the nominal exercise price of the options.